Consolidated Statements of Financial Position - RUB (₽) ₽ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill		₽ 10,630,361	₽ 9,881,100	[1]
Intangible assets		3,325,135	3,386,265	[1]
Property and equipment		423,986	466,725	[1]
Equity-accounted investees		414,621	129,666	[1]
Right-of-use assets		179,000	215,120	[1]
Deferred tax assets		451,890	176,328	[1]
Loans issued	[1]		11,541
Other financial assets	[1]		25,491
Other non-current assets		27,091	22,176	[1]
Total non-current assets		15,452,084	14,314,412	[1]
Current assets
Trade and other receivables		154,602	69,120	[1]
Indemnification asset		117,844	186,473	[1]
Loans issued (current portion)	[1]		8,178
Prepaid expenses and other current assets		234,514	179,118	[1]
Short-term investments		300,000
Cash and cash equivalents		6,523,228	3,367,610	[1]
Total current assets		7,330,188	3,810,499	[1]
Total assets		22,782,272	18,124,911	[1]
Equity
Share capital		8,655	8,597	[1]
Share premium		1,568,626	1,568,626	[1]
Share-based payments reserve		694,096	418,418	[1]
Treasury shares		1,096,357
Foreign currency translation reserve		(94,678)	(92,140)	[1]
Retained earnings		4,756,114	1,536,137	[1]
Total equity attributable to owners of the Company		5,836,456	3,439,638	[1]
Non-controlling interest		126,888	69,104	[1]
Total equity		5,963,344	3,508,742	[1]
Non-current liabilities
Loans and borrowings		7,338,876	7,791,326	[1]
Lease liabilities		96,181	164,245	[1]
Deferred tax liabilities		504,367	611,152	[1]
Contract liabilities		84,205
Trade and other payables		110,236	178,607	[1]
Provisions		117,345	87,822	[1]
Other non-current liabilities		135,741	142,531	[1]
Total non-current liabilities		8,386,951	8,975,683	[1]
Current liabilities
Contract liabilities		4,560,634	2,785,402	[1]
Trade and other payables		1,816,113	1,273,089	[1]
Loans and borrowings (current portion)		698,778	485,100	[1]
Lease liabilities (current portion)		100,864	77,752	[1]
Income tax payable		357,555	401,733	[1]
Provisions (current portion)		758,117	578,651	[1]
Other current liabilities		139,916	38,759	[1]
Total current liabilities		8,431,977	5,640,486	[1]
Total liabilities		16,818,928	14,616,169	[1]
Total equity and liabilities		₽ 22,782,272	₽ 18,124,911	[1]

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).